SUPPLEMENT

DATED FEBRUARY 7, 2012 TO THE

COMBINED STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2011, AS LAST AMENDED JANUARY 30, 2012,

FOR HARTFORD SERIES FUND, INC. AND

HARTFORD HLS SERIES FUND II, INC. (THE “SAI”)

At meetings of the Boards of Directors of Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (the “Board”) on November 21, 2011 and February 1, 2012, the Board approved sub-advisory agreements with Wellington Management Company, LLP (“Wellington Management”) on behalf of certain funds.  Accordingly, as of March 5, 2012, Wellington Management will serve as the sub-adviser for Hartford High Yield HLS Fund, Hartford Total Return Bond HLS Fund, and Hartford U.S. Government Securities HLS Fund, and Hartford Investment Management Company (“Hartford Investment Management”) will no longer serve as the sub-adviser for such funds.

The Board also approved changes to the fee structure of certain funds.  Specifically, additional breakpoints will be added to the contractual management fee schedule for those funds.

Additionally, certain changes have been made with respect to the portfolio management team of Hartford Small/Mid Cap Equity HLS Fund.

Sub-Adviser Changes

As of March 5, 2012, the above referenced SAI is revised as follows:

1.             Under the heading “INVESTMENT RISKS,” the column relating to the investment risks associated with The Hartford High Yield HLS Fund is revised to add Quantitative Investing Risk.

2.             Under the heading “INVESTMENT MANAGEMENT ARRANGEMENTS,” the second paragraph is deleted and replaced with the following:

With respect to Index HLS Fund, Money Market HLS Fund, and Small/Mid Cap Equity HLS Fund, HL Advisors has entered into an investment sub-advisory agreement with Hartford Investment Management.   With respect to the remaining HLS Funds, HL Advisors has entered into investment sub-advisory agreements with Wellington Management. Under each investment sub-advisory agreement, Hartford Investment Management or Wellington Management, as applicable, subject to the general supervision of the Board of Directors and HL Advisors, is responsible for (among other things) the day-to-day investment and reinvestment of the assets of such HLS Funds and furnishing each such HLS Fund with advice and recommendations with respect to investments and the purchase and sale of appropriate securities for each HLS Fund.

3.             Under the heading “INVESTMENT MANAGEMENT ARRANGEMENTS — Sub-advisory Fees — Hartford Investment Management,” the heading for the table is deleted and replaced with the following:

Index HLS Fund, Money Market HLS Fund, and Small/Mid Cap Equity HLS Fund

4.             Under the heading “INVESTMENT MANAGEMENT ARRANGEMENTS,” the following footnote is added to the table showing the investment services fees paid by HL Investment Advisors, LLC to Hartford Investment Management for the last three fiscal years and is anchored to the line items for High Yield HLS Fund, Total Return Bond HLS Fund and U.S. Government Securities HLS Fund.

**  As of March 5, 2012, Hartford Investment Management no longer serves as the sub-adviser to the Fund.

5.             Under the heading “PORTFOLIO MANAGERS — Other Accounts Managed by Hartford Investment Management’s Portfolio Managers,” the information in the table relating to Carlos Feged, John Hendricks, Raymond Humphrey, Joseph Portera, Russell Regenauer, James Serhant, Nasri Toutoungi and Christopher Zeppieri is deleted.

6.             Under the heading “PORTFOLIO MANAGERS — Compensation of Hartford Investment Management’s Portfolio Managers,” the references in the table to High Yield HLS Fund, Total Return Bond HLS Fund and U.S. Government Securities HLS Fund and their corresponding benchmarks are deleted.

7.             Under the heading “PORTFOLIO MANAGERS — Equity Securities Beneficially Owned by Hartford Investment Management’s Portfolio Managers,” the information in the table relating to Carlos Feged, John Hendricks, Raymond Humphrey, Joseph Portera, Russell Regenauer, James Serhant, Nasri Toutoungi and Christopher Zeppieri is deleted.

8.             Under the heading “PORTFOLIO MANAGERS — Other Accounts Managed by Wellington Management’s Portfolio Managers,” the following information is added to the table:

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY ACCOUNTS	ASSETS MANAGED (in millions)	POOLED ACCOUNTS		ASSETS MANAGED (in millions)	OTHER ACCOUNTS		ASSETS MANAGED (in millions)
Michael Garrett**	7	$39,410.0	7	(27)	$3,279.2	13	(27)	$4,410.0
Campe Goodman**	8	$1,327.6	10	(28)	$1,698.7	55	(28)	$23,561.3
Lucius T. Hill III**	10	$11,909.9	12		$3,356.6	62	(29)	$49,334.4
Christopher A. Jones**	12	$728.4	9		$1,331.9	26	(30)	$1,458.4
Joseph F. Marvan**	8	$1,076.4	11		$1,752.0	58	(31)	$23,778.5

**Information as of November 30, 2011.

(27) The advisory fee for 1 of these pooled accounts and 1 of these other accounts is based upon performance.  Assets under management in that pooled account and that other account total approximately $1,967.0 million and $970.5 million, respectively.

(28) The advisory fee for 1 of these pooled accounts and 1 of these other accounts is based upon performance.  Assets under management in that pooled account and that other account total approximately $95.7 million and $440.6 million, respectively.

(29) The advisory fee for 1 of these other accounts is based upon performance.  Assets under management in this other account total approximately $440.6 million.

(30) The advisory fee for 4 of these other accounts is based upon performance.  Assets under management in these other accounts total approximately $195.2 million.

(31) The advisory fee for 1 of these other accounts is based upon performance.  Assets under management in this other account total approximately $440.6 million.

9.             Under the heading “PORTFOLIO MANAGERS — Compensation of Wellington Management’s Portfolio Managers,” the following information is added to the incentive benchmark table:

HLS Fund	Benchmark
High Yield HLS Fund	Barclays Capital US Corporate High Yield Bond Index Lipper High Current Yield
Total Return Bond HLS Fund	Barclays US Aggregate Bond Index Lipper Intermediate Investment Grade
U.S. Government Securities HLS Fund	Barclays Capital Intermediate Government Bond Index Lipper Variable Products (VP) General U.S. Government Funds (Gross) Average

10.           Under the heading “PORTFOLIO MANAGERS — Equity Securities Beneficially Owned by Wellington Management’s Portfolio Managers,” the following information is added to the table:

Portfolio Manager	HLS Fund(s) Sub-advised	Dollar Range of Equity Securities Beneficially Owned
Michael Garrett	U.S. Government Securities HLS Fund	None**
Campe Goodman	Total Return Bond HLS Fund	None**
Lucius T. Hill III	Total Return Bond HLS Fund	None**
Christopher A. Jones	High Yield HLS Fund	None**
Joseph F. Marvan	Total Return Bond HLS Fund	None**

**Information as of December 31, 2011.

Management Fee Changes

As of March 1, 2012, the above referenced SAI is revised as follows:

1.             Under the heading “INVESTMENT MANAGEMENT ARRANGEMENTS —Management Fees,” the tables relating to Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford High Yield HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap Value HLS Fund, Hartford Total Return Bond HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value HLS Fund are deleted and replaced with the following:

Hartford Capital Appreciation HLS Fund

Average Daily Net Assets	Annual Rate
First $250 million	0.775%
Next $250 million	0.725%
Next $500 million	0.675%
Next $1.5 billion	0.625%
Next $2.5 billion	0.620%
Next $5 billion	0.615%
Over $10 billion	0.610%

Hartford Dividend and Growth HLS Fund

Average Daily Net Assets	Annual Rate
First $250 million	0.775%
Next $250 million	0.725%
Next $500 million	0.675%
Next $1.5 billion	0.625%
Next $2.5 billion	0.620%
Next $5 billion	0.615%
Over $10 billion	0.610%

Hartford High Yield HLS Fund

Average Daily Net Assets	Annual Rate
First $500 million	0.700%
Next $500 million	0.675%
Next $1.5 billion	0.625%
Next $2.5 billion	0.615%
Next $5 billion	0.605%
Over $10 billion	0.595%

Hartford International Opportunities HLS Fund

Average Daily Net Assets	Annual Rate
First $250 million	0.775%
Next $250 million	0.725%
Next $500 million	0.675%
Next $1.5 billion	0.625%
Next $2.5 billion	0.620%
Next $5 billion	0.615%
Over $10 billion	0.610%

Hartford MidCap Value HLS Fund

Average Daily Net Assets	Annual Rate
First $500 million	0.800%
Next $500 million	0.725%
Next $1.5 billion	0.675%
Next $2.5 billion	0.670%
Next $5 billion	0.665%
Over $10 billion	0.660%

Hartford Total Return Bond HLS Fund

Average Daily Net Assets	Annual Rate
First $250 million	0.525%
Next $250 million	0.500%
Next $500 million	0.475%
Next $1.5 billion	0.450%
Next $2.5 billion	0.445%
Next $5 billion	0.430%
Over $10 billion	0.420%

Hartford U.S. Government Securities HLS Fund

Average Daily Net Assets	Annual Rate
First $500 million	0.450%
Next $500 million	0.445%
Next $1.5 million	0.440%
Next $2.5 billion	0.435%
Next $5 billion	0.430%
Over $10 billion	0.420%

Hartford Value HLS Fund

Average Daily Net Assets	Annual Rate
First $250 million	0.775%
Next $250 million	0.725%
Next $500 billion	0.675%
Next $1.5 billion	0.625%
Next $2.5 billion	0.620%
Next $5 billion	0.615%
Over $10 billion	0.610%

This Supplement should be retained with your SAI for future reference.